Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Voyage revenues	$ 29,826	$ 30,710	$ 33,170
Expenses:
Voyage related costs and commissions	(8,710)	(6,611)	(4,725)
Vessel operating expenses	(12,761)	(12,871)	(13,188)
General and administrative expenses	(3,188)	(2,574)	(1,773)
Management fees, related parties	(712)	(631)	(577)
Management fees, other	(930)	(1,024)	(1,061)
Amortization of special survey costs	(73)	(236)	(174)
Depreciation	(5,567)	(5,768)	(5,710)
Vessel impairment charge		(3,998)
Bad debt provisions	(231)
Operating income / (loss)	(2,346)	(3,003)	5,962
Other income / (expenses):
Other income			74
Interest and finance costs, net	(2,897)	(2,810)	(2,531)
Total other expenses, net	(2,897)	(2,810)	(2,457)
Net income / (loss)	$ (5,243)	$ (5,813)	$ 3,505
Earnings / (loss) per common share, basic and diluted	$ (0.28)	$ (0.32)	$ 0.19
Weighted average number of shares, basic	18,461,455	18,277,893	18,244,671
Weighted average number of shares, diluted	18,461,455	18,277,893	18,277,893